Shareholder Fees - A C I Shares - High Yield Fund	Jul. 01, 2021
Class A
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as a % of theOffering Price	3.75%
Maximum Deferred Sales Charge (as a percentage)	none	[1]
Class C
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as a % of theOffering Price	none
Maximum Deferred Sales Charge (as a percentage)	1.00%
Class I
Shareholder Fees:
Maximum Sales Charge (Load) Imposed on Purchases as a % of theOffering Price	none
Maximum Deferred Sales Charge (as a percentage)	none

[1]	(under $1 million).